OPTIONS (Tables)	6 Months Ended	12 Months Ended
	Oct. 31, 2014	Apr. 30, 2014
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
		Weighted
	Number	Average	Weighted
	of Stock	Remaining	Average	Actual	Weighted
Exercise	Options	Contractual	Exercise	Number	Average
Prices	Outstanding	Life (Years)	Price	Exercisable	Exercise Price
$0.75	2,013,500	2.63	$0.75	504,500	$0.75
	2,013,500	2.63	$0.75	504,500	$0.75

		Weighted
	Number	Average	Weighted
	of Stock	Remaining	Average	Actual	Weighted
Exercise	Options	Contractual	Exercise	Number	Average
Prices	Outstanding	Life (Years)	Price	Exercisable	Exercise Price
$0.75	2,013,500	3.13	$0.75	504,500	$0.75
	2,013,500	3.13	$0.75	504,500	$0.75

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted
	Number of	Average Price
	Stock Options	Per Share
Outstanding at April 30, 2014	2,013,500	$0.75
Granted	-	-
Exercised	-	-
Cancel or expired	-	-
Outstanding at October 31, 2014	2,013,500	$0.75
Suspended options yet to be vested	1,509,000
Suspended options vested at October 31, 2014	504,500

		Weighted
	Number of	Average Price
	Stock Options	Per Share
Outstanding at April 30, 2013	-	-
Granted	2,013,500	$0.75
Exercised	-	-
Cancel or expired	-	-
Outstanding at April 30, 2014	2,013,500	$0.75
Options yet to be vested	1,509,000
Options vested at April 30, 2014	504,500